RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 407	Rp 429	Rp 368
% of total finance income	24.50%	31.38%	34.69%
State-owned banks
Transactions with related parties
Total	Rp 346	Rp 371	Rp 312
% of total finance income	20.83%	27.14%	29.41%
Government agencies
Transactions with related parties
Total	Rp 61	Rp 58	Rp 56
% of total finance income	3.67%	4.24%	5.28%